SmartETFs Sustainable Energy II ETF

Schedule of Investments

at March 31, 2024 (Unaudited)

Shares	Common Stocks: 96.5%	Value
	Electrification: 28.7%
2,124	Aptiv PLC*	$169,177
2,358	Gentherm Inc.*	135,774
4,320	Infineon Technologies AG	146,866
7,218	Johnson Matthey PLC	162,969
522	LG Chem Ltd.	170,171
612	NXP Semiconductors NV	151,635
1,998	ON Semiconductor Corporation*	146,953
540	Samsung SDI Co., Ltd.	191,042
4,698	Sensata Technologies Holding	172,605
		1,447,192
	Energy Efficiency: 16.7%
2,898	Ameresco Inc.*	69,929
594	Hubbell Inc.	246,540
22,176	Nibe Industrier AB - B Shares	172,314
810	Trane Technologies PLC	108,869
666	Installed Building Products Inc	243,162
		840,814

	Renewable Energy Generation: 18.5%
122,994	China Longyuan Power Group Corp Ltd.	86,114
174,000	China Suntien Green Energy Corp Ltd.	65,803
18,200	Iberdrola SA	225,684
3,582	Nextera Energy Inc.	228,926
2,286	Ormat Technologies Inc.	151,310
2,394	Orsted AS	133,095
6,804	Sunnova Energy International Inc.*	41,709
		932,641

	Renewable Equipment Manufacturing: 32.6%
5,598	Canadian Solar Inc.*	110,616
774	Eaton Corp. PLC	242,014
774	Enphase Energy Inc.*	93,639
1,098	First Solar Inc.*	185,342
1,926	Itron Inc.*	178,193
2,070	Legrand SA	219,326
1,026	Schneider Electric SE	232,040
558	Solaredge Technologies Inc.*	39,607
2,466	TPI Composites Inc.*	7,176
7,074	Vestas Wind Systems A/S	197,459
180,000	Xinyi Solar Holdings Ltd.	139,365
		1,644,777

	Total Common Stocks (Cost $5,609,268)	4,865,424

	Total Investments (Cost $5,609,268): 96.5%	4,865,424
	Other Assets in Excess of Liabilities: 3.5%	177,285
	Total Net Assets - 100.0%	$5,042,709

*	Non-income producing security.

PLC - Public Limited Company